================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21940

                              EIP Investment Trust
              ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               Westport, CT 06880
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               Westport, CT 06880
              ----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 203-349-8232

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           EIP GROWTH AND INCOME FUND

                        JUNE 30, 2011 SEMI-ANNUAL REPORT

EIP Growth and Income Fund

TABLE OF CONTENTS

Letter to Shareholders                 3
Schedule of Investments                4
Statement of Assets and Liabilities    7
Statement of Operations                8
Statement of Changes in Net Assets     9
Statement of Cash Flows               10
Financial Highlights                  11
Notes to Financial Statements         12
Additional Information                21

You should carefully consider the investment objectives, risks, charges, and expenses of the Fund before making an investment decision. The private placement memorandum contains this and other information - please read it carefully before investing or sending money. Except as noted, numbers in the private placement memorandum are unaudited. To obtain a copy of the private placement memorandum, please call (203) 349-8232.

EIP Growth and Income Fund

To Our Shareholders,

We are pleased to submit the EIP Growth and Income Fund report for the first half of the year ended June 30, 2011.

PERFORMANCE REVIEW

Year to date, the EIP Growth and Income Fund is up 9.59%, which includes the reinvestment of dividends and any capital gain distributions. We are pleased with the operating performance of our holdings and believe we are well positioned to continue to benefit from the distribution growth of our portfolio companies.

INVESTMENT REVIEW

For the first six months of 2010, the Wells Fargo Securities Midstream MLP Total Return Index is up 6.34%, 6.1 percentage points (annual equivalent yield) of which came from dividend yield.

While in the short term, share appreciation can be volatile, we believe that over the longer term, share appreciation will approximate growth in per share quarterly cash distributions paid by our portfolio companies. For master limited partnerships ("MLPs"), which make up a large portion of our equity portfolio, over the last 10 years, growth in per share distributions has averaged about 6.7%. Over the last 12 months, year-over-year growth in cash distributions for MLPs was +6.3% as of June, 2011. (Source: Alerian Capital Management). MLPs and other portfolio companies engaged in infrastructure businesses such as pipelines, terminals and storage receive fees and tariffs that are generally not directly related to commodity prices. Growth for these companies is driven by changes in demand for petroleum and natural gas, inflation-related escalations to their fees and tariffs, and the accretion from new projects and acquisitions. We believe that the growth rate of the dividend stream from MLPs and our other portfolio companies in these true infrastructure businesses is supported by the fundamentals of their underlying businesses, and while the growth rates have slowed in the last two years vs. the long term average due to weaker demand, we believe that growth rates will normalize over time, as the growth rates of the most recent quarter indicate.

The Fund's bond portfolio continues to provide income and stability to our overall portfolio returns. Bond performance was flat for the first half of the fiscal year. On average, the bonds are still trading near par.

CONCLUSION

In our view, the EIP Growth and Income Fund continues to offer investors the possibility of attractive returns through a combination of yield and growth based on high-quality energy infrastructure assets.

If you have any questions concerning your investment, please contact the Energy Income Partners Information Center at 1-203-349-8232. Thank you for your investment in EIP Growth and Income Fund.

Sincerely,

James Murchie
President and Portfolio
Manager Energy Growth and Income Fund

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of the fund will fluctuate so that an investor's shares, when sold, may be worth more or less than the original cost. Calculations do not reflect the deduction in taxes that a shareholder would pay on fund distributions or the redemption of shares. Calculations assume reinvestment of dividends and capital gain distributions. To obtain more recent performance data, please contact the Energy Income Partners Information Center at 1-203-349-8232.

The views expressed in this commentary reflect those of the Fund's portfolio management team as of June 30, 2011. Any such views are subject to change at any time based on market or other conditions, and the Fund disclaims any responsibility to update such views. These views are not intended to be a forecast of future events, a guarantee of future results or advice. Because investment decisions for the Fund are based on numerous factors, these views may not be relied upon as an indication of trading intent on behalf of the Fund. The information contained herein has been prepared from sources believed to be reliable, but is not guaranteed by the Fund as to its accuracy or completeness. There is no assurance that the Fund's investment objectives will be achieved.

EIP Growth and Income Fund

                                                                  JUNE 30, 2011

SCHEDULE OF INVESTMENTS (UNAUDITED)

Canadian Common Stocks                                                        4%
Corporate Notes and Bonds                                                     5%
United States Common Stocks                                                  13%
Master Limited Partnerships                                                  30%
U.S. Government and Agency Obligations                                       48%
% of Total Investments

                                                               FAIR
PAR VALUE                                                      VALUE
-----------                                                ------------
CORPORATE NOTES AND BONDS -- 7.34%+
              CREDIT - MISCELLANEOUS BUSINESS -- 7.34%+
$ 3,000,000   General Electric Capital Corp., MTN
               0.493%, 01/08/16 (a) (b)                    $ 2,884,026
                                                           -----------
              TOTAL CORPORATE NOTES AND BONDS
               (Cost $3,002,129)                             2,884,026
                                                           -----------

SHARES
-----------
MASTER LIMITED PARTNERSHIPS -- 42.78%+
              CONSUMER CYCLICALS -- 0.88%+
       7,700  AmeriGas Partners, LP                        $   346,731
                                                           -----------
              ENERGY -- 40.30%+
       7,500  Alliance Holdings GP, LP                         374,100
      13,000  Alliance Resource Partners, LP                 1,006,850
      30,267  Buckeye Partners, LP                           1,954,037
      15,285  Duncan Energy Partners, LP                       661,229
      10,400  El Paso Pipeline Partners, LP                    361,400
      22,000  Energy Transfer Equity, LP                       989,120
      52,032  Enterprise Products Partners, LP               2,248,303
      12,779  Holly Energy Partners, LP                        693,644
         500  Magellan Midstream Partners, LP                   29,865
      17,750  NuStar Energy, LP                              1,148,247
      34,900  NuStar GP Holdings, LLC                        1,256,400
       7,543  ONEOK Partners, LP                               643,418
      19,000  Plains All American Pipeline, LP               1,216,000
       7,000  Spectra Energy Partners, LP                      222,740
      19,871  Sunoco Logistics Partners, LP .                1,711,887
      14,209  TC Pipelines, LP                                 678,764
      13,900  Transmontaigne Partners, LP                      485,249
       3,000  Williams Partners, LP                            162,540
                                                           -----------
                                                            15,843,793
                                                           -----------
              INDUSTRIAL -- 1.60%+
      17,000  Teekay LNG Partners, LP                          628,830
                                                           -----------
              TOTAL MASTER LIMITED PARTNERSHIPS
                 (Cost $12,079,457)                         16,819,354
                                                           -----------
UNITED STATES COMMON STOCKS -- 19.56%+
              ENERGY -- 12.23%+
      35,000  El Paso Corp.                                    707,000
      35,918  Enbridge Energy Management, LLC (c)            1,109,866
      13,800  Enbridge, Inc.                                   447,948
      10,421  Kinder Morgan Management, LLC (c)                683,513
      21,000  Kinder Morgan, Inc.                              603,330
       6,500  ONEOK, Inc.                                      481,065
      17,000  Southern Union Co.                               682,550
       3,000  Williams Companies, Inc.                          90,750
                                                           -----------
                                                             4,806,022
                                                           -----------
              FINANCE -- 2.12%+
      47,600  MLP & Strategic Equity Fund (d)                  834,904
                                                           -----------
              UTILITIES -- 5.21%+
      18,000  Dominion Resources, Inc.                         868,860
       2,000  Exelon Corp.                                      85,680
       3,000  ITC Holdings Corp.                               215,310
       2,000  NextEra Energy, Inc.                             114,920
       5,000  NiSource, Inc.                                   101,250
       6,000  Northeast Utilities                              211,020
      33,000  Red Electrica Corp. SA, ADR                      398,307
       1,000  Sempra Energy                                     52,880
                                                           -----------
                                                             2,048,227
                                                           -----------
              TOTAL UNITED STATES COMMON STOCKS
               (Cost $6,011,989)                             7,689,153
                                                           -----------
CANADIAN COMMON STOCKS -- 5.35%+
              ENERGY -- 1.30%+
      16,000  Pembina Pipeline Corp.                           421,214
       8,000  PHX Energy Services Corp.                         91,161
                                                           -----------
                                                               512,375
                                                           -----------
              FINANCE -- 1.36%+
      27,500  Enbridge Income Fund
              Holdings, Inc.                                   533,776
                                                           -----------
              UTILITIES -- 2.69%+
       6,000  Emera, Inc.                                      196,651
      19,000  Keyera Corp.                                     860,708
                                                           -----------
                                                             1,057,359
                                                           -----------
              TOTAL CANADIAN COMMON STOCKS
              (Cost $1,373,350)                              2,103,510
                                                           -----------
CANADIAN INCOME TRUSTS -- 0.28%+
               UTILITIES -- 0.28%+
       4,600   Brookfield Renewable
               Power Fund                                      109,748
                                                           -----------
               TOTAL CANADIAN INCOME TRUSTS
               (Cost $97,055)                                  109,748
                                                           -----------

PAR VALUE
------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 69.49%+
              FEDERAL HOME LOAN BANK -- 8.70%+
 $ 2,400,000  Federal Home Loan Bank
               0.156%, 09/26/11 (a) (b)                      2,400,518
   1,000,000  Federal Home Loan Bank
               1.625%, 03/20/13 (a)                          1,020,381
                                                           -----------
                                                             3,420,899
                                                           -----------

See Accompanying Notes to Financial Statements.

EIP Growth and Income Fund

                                                                  JUNE 30, 2011

SCHEDULE OF INVESTMENTS - (UNAUDITED) CONTINUED

                                                              FAIR
PAR VALUE                                                     VALUE
------------                                               -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
              FEDERAL HOME LOAN MORTGAGE -- 21.62%+
 $ 8,500,000  Federal Home Loan Mortgage, MTN
              0.140%, 02/04/13 (a) (b)                     $ 8,498,113
                                                           -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION --
              32.81%+
  12,900,000  Federal National Mortgage Association
              0.100%, 08/11/11 (a) (b)                      12,900,426
                                                           -----------
              FEDERAL FARM CREDIT BANK -- 6.36%+
   2,500,000  Federal Farm Credit Bank
              0.106%, 01/25/12 (a) (b)                       2,500,300
                                                           -----------
              TOTAL U.S.GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $27,311,975)                            27,319,738
                                                           -----------
TOTAL INVESTMENTS -- 144.80%+
(Cost $49,875,955)*                                         56,925,529
                                                           -----------

PRINCIPAL
------------
REVERSE REPURCHASE AGREEMENTS (e) -- (71.87)%+
 $(2,380,000) With Credit Suisse for Federal
              Farm Credit Bank, 0.25%
              dated 06/30/11, to be
              repurchased at $2,380,017
              on 07/01/11                                    (2,380,000)
  (2,200,000) With Credit Suisse for Federal
              Home Loan Bank, 0.25%
              dated 06/30/11, to be
              repurchased at
              $2,000,015 on 07/01/11                         (2,200,000)
    (950,000) With Credit Suisse for Federal
              Home Loan Bank, 0.25%
              dated 06/30/11, to be
              repurchased at $950,007
              on 07/01/11                                      (950,000)
  (8,073,652) With Credit Suisse for Federal
              Home Loan Mortgage, MTN,
              0.25% dated 06/30/11,
              to be repurchased at
              $8,073,708 on 07/01/11                         (8,073,652)
 (12,250,000) With Credit Suisse for Federal
              National Mortgage Association,
              0.25% dated 06/30/11,
              to be repurchased at
              $12,250,085 on 07/01/11                       (12,250,000)
  (2,400,000) With Credit Suisse for General
              Electric Capital Corp., MTN,
              0.75% dated 06/30/11,
              to be repurchased at
              $2,400,050 on 07/01/11                         (2,400,000)
                                                           ------------
              TOTAL REVERSE REPURCHASE AGREEMENTS
                (Cost $(28,253,652))                         28,253,652)
                                                           ------------
TOTAL INVESTMENTS AND REVERSE REPURCHASE AGREEMENTS -- 72.93%+
 (Cost $21,622,303)                                          28,671,877
                                                           ------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 27.07%+             10,643,231
                                                           ------------
NET ASSETS -- 100.00%+                                     $ 39,315,108
                                                           ============

+ Percentages are calculated based on net assets, inclusive of reverse repurchase agreements.

* Aggregate cost for federal tax purposes is $51,068,491.

(a) Segregated as collateral for Reverse Repurchase Agreements as of June 30, 2011.

(b) Floating rate note. The interest rate shown reflects the rate in effect at June 30, 2011.

(c)   Non-income producing security.

(d)   Closed-End Fund

(e) A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

ADR   American Depositary Receipt

MTN   Medium Term Note

The amount of $393,426 in cash was segregated with the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of June 30, 2011:

SHORT FUTURES             NUMBER OF    NOTIONAL    UNREALIZED
OUTSTANDING               CONTRACTS    AMOUNT**   DEPRECIATION
-----------------------  -----------  ----------  ------------
Canadian Dollar (09/11)      68       $6,925,120     ($118,592)

** The notional amount represents the U.S. value of the contract as of the day of the opening of the transaction.

The amount of $4,031,954 in cash was segregated with the custodian to cover the following total return swaps outstanding at June 30, 2011:

                                                                               UNREALIZED
LONG TOTAL                   PAY                   EXPIRATION    NOTIONAL     APPRECIATION
RETURN EQUITY SWAPS         RATE                      DATE       AMOUNT**    (DEPRECIATION)
-----------------------  -----------------------  ------------  -----------  --------------
Inter Pipeline           1 month
Fund ***                 Libor + 40
                         basis points                9/13/11    $1,106,681        $30,812
Mullen Group,            1 month
Ltd.***                  Libor + 40
                         basis points                9/13/11       335,601          5,054
Phoenix Technology       1 month
Income Fund ***          Libor + 116
                         basis points                9/13/11       337,034       (27,354)
El Paso Pipeline         1 month
Partners, LP ***         Libor + 90
                         basis points               12/24/13       854,250         14,320

Kinder Morgan            1 month
Management, LLC ***      Libor + 50
                         basis points               12/24/13     1,336,173         27,265

Magellan Midstream       1 month
Partners ***             Libor + 92
                         basis points               12/24/13     2,365,892         64,611

ONEOK, Inc. ***          1 month
                         Libor + 50
                         basis points               12/24/13       409,317         12,485

Plains All American      1 month
Pipeline, LP ***         Libor + 50
                         basis points               12/24/13       619,100         20,817

Williams Pipeline        1 month
Partners, LP ***         Libor + 100
                         basis points               12/24/13       358,718         18,292


See Accompanying Notes to Financial Statements.

EIP Growth and Income Fund

                                                                  JUNE 30, 2011

SCHEDULE OF INVESTMENTS - (UNAUDITED) CONTINUED

                                                                               UNREALIZED
LONG TOTAL                   PAY                   EXPIRATION    NOTIONAL     APPRECIATION
RETURN EQUITY SWAPS         RATE                      DATE       AMOUNT**    (DEPRECIATION)
-----------------------  -----------------------  ------------  -----------  --------------
Dominion
Resources, Inc. ***      1 month
                         Libor + 35
                         basis points               1/21/14        $313,495          $3,428
Enbridge, Inc. ***       1 month
                         Libor + 38
                         basis points               1/21/14       1,074,060          38,275
ITC Holdings
Corp. ***                1 month
                         Libor + 35
                         basis points               1/21/14         706,400          14,576
Nextera Energy,
Inc. ***                 1 month
                         Libor + 35
                         basis points               1/21/14         649,458          11,788
Nisource Inc. ***        1 month
                         Libor + 35
                         basis points               1/21/14         839,790          34,783
Northeast Utilities ***  1 month
                         Libor + 35
                         basis points               1/21/14         489,979           4,087
Sempra Energy ***        1 month
                         Libor + 35
                         basis points               1/21/14         892,416           3,939
Southern Co. ***         1 month
                         Libor + 35
                         basis points               1/21/14         394,614           9,785
Spectra Energy
Corp. ***                1 month
                         Libor + 35
                         basis points               1/21/14         526,118           7,858
TransCanada Corp. ***
1 month
                         Libor + 35
                         basis points               1/21/14         580,354          12,670
UGI Corp. ***            1 month
                         Libor + 35
                         basis points               1/21/14         594,972          16,502
Williams Companies,
Inc. ***                 1 month
                         Libor + 35
                         basis points               1/21/14         769,756          27,954
                                                                -----------  --------------
                                                                $15,554,178        $351,947
                                                                ===========  ==============

SHORT TOTAL                 PAY          EXPIRATION   NOTIONAL    UNREALIZED
RETURN EQUITY SWAPS         RATE           DATE        AMOUNT**   DEPRECIATION
-----------------------  -------------  -----------  -----------  ------------
Copano Energy,
LLC***                   1 month
                         Libor - 300
                         basis points    10/17/11       $493,800      ($20,079)
Markwest Energy
Partners, LP***          1 month
                         Libor - 275
                         basis points    10/17/11        234,000        (7,450)
                                                     -----------  ------------
                                                        $727,800      ($27,529)
                                                     ===========  ============

** The notional amount represents the U.S. value of the contract as of the day of the opening of the transaction.

*** Credit Suisse is the counterparty to the above total return swaps.

See Accompanying Notes to Financial Statements.

EIP Growth and Income Fund

                                                                  JUNE 30, 2011

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

ASSETS:
Investments, at value (Cost $49,875,955)                               $  56,925,529
Cash and cash equivalents                                                  6,166,470
Restricted cash                                                            4,425,380
Swaps (premium paid $210)                                                    379,301
Receivables:
    Investments sold                                                         548,109
    Dividends and interest                                                    40,339
Prepaid expenses                                                              24,252
                                                                       -------------
      Total assets                                                        68,509,380
                                                                       -------------
LIABILITIES:
Reverse repurchase agreements                                             28,253,652
Interest expense payable                                                      15,947
Investments purchased                                                        280,356
Due to broker - variation margin on future contracts                         118,592
Swaps (premium received $0)                                                   54,883
Payables:
    Professional fees                                                        137,816
    Advisory fees (Note 3)                                                    31,376
    Accounting and administration fees (Note 3)                               14,202
    Transfer agent fees                                                        5,166
    Custodian fees                                                             1,494
    Printing expense                                                           5,468
    Swap payable                                                             256,445
    Other payables                                                            18,875
                                                                       -------------
      Total liabilities                                                   29,194,272
                                                                       -------------
NET ASSETS                                                             $  39,315,108
                                                                       =============
NET ASSETS CONSIST OF:
  Par value ($0.01 per share)                                          $      27,516
  Paid in capital                                                         59,485,993
  Accumulated undistributed net investment income                          3,436,420
  Accumulated net realized loss on investments, swap transactions,
  futures contracts and foreign currency transactions                    (30,890,478)
  Net unrealized appreciation on investments, swap transactions,
  futures contracts and foreign currency transactions                      7,255,657
                                                                       -------------
                                                                       $  39,315,108
                                                                       =============
Shares outstanding (unlimited number of shares authorized)                 2,751,579
                                                                       =============
Net Asset Value, offering and redemption price per share
  (net assets/shares outstanding)                                      $       14.29
                                                                       =============

See Accompanying Notes to Financial Statements.

EIP Growth and Income Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2011

STATEMENT OF OPERATIONS (UNAUDITED)

INVESTMENT INCOME:
    Dividends                                                          $     151,314
    Less: foreign taxes withheld                                             (12,956)
    Interest                                                                  51,417
                                                                       -------------
      Total investment income                                                189,775
                                                                       -------------
EXPENSES:
    Interest expense (Note 2)                                                 59,541
    Investment advisory fees (Note 3)                                        193,680
    Professional fees                                                        173,563
    Administration fees (Note 3)                                              89,112
    Trustees fees and related expenses (Note 3)                               27,175
    Transfer agent fees (Note 3)                                              23,307
    Custodian fees                                                            11,347
    Registration expenses                                                        248
    Printing expenses                                                          5,673
    Other expenses                                                            48,995
                                                                       -------------
      Total expenses                                                         632,641
                                                                       -------------
      NET INVESTMENT LOSS                                                   (442,866)
                                                                       -------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
NET REALIZED GAIN/(LOSS) ON:
    Investments                                                            4,350,286
    Swap transactions                                                      1,913,225
    Futures contracts                                                       (237,674)
    Foreign currency transactions                                              1,294
                                                                       -------------
      Net realized gain                                                    6,027,131
                                                                       -------------
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
    Investments                                                           (1,974,313)
    Swap transactions                                                          6,556
    Futures contracts                                                         (6,045)
    Foreign currency transactions                                               (104)
                                                                       -------------
      Net change in unrealized appreciation                               (1,973,906)
                                                                       -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                            4,053,225
                                                                       -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                             $   3,610,359
                                                                       =============

See Accompanying Notes to Financial Statements.

EIP Growth and Income Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED    YEAR ENDED
                                                                            JUNE 30, 2011     DECEMBER 31,
                                                                             (UNAUDITED)          2010
                                                                           ----------------  --------------
OPERATIONS:
    Net investment loss                                                    $       (442,866) $     (804,367)
    Net realized gain on investments, swaps, futures and foreign currency
    transactions                                                                  6,027,131       6,487,190
    Net change in unrealized appreciation/(depreciation) on investments, swaps, futures,
      written options and foreign currency transactions                          (1,973,906)      3,892,117
                                                                           ================  ==============
      Net increase in net assets from operations                                  3,610,359       9,574,940
                                                                           ================  ==============
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                --      (4,887,703)
                                                                           ================  ==============
        Total distributions                                                              --      (4,887,703)
                                                                           ================  ==============
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sales of shares                                                    19,732       4,500,000
    Proceeds from reinvestment of distributions                                          --       4,397,946
    Cost of shares redeemed                                                      (2,635,000)    (34,248,605)
                                                                           ================  ==============
        Net decrease in net assets from capital share transactions               (2,615,268)    (25,350,659)
                                                                           ================  ==============
        Total increase (decrease) in net assets                                     995,091     (20,663,422)
                                                                           ================  ==============
NET ASSETS:
BEGINNING OF PERIOD                                                              38,320,017      58,983,439
END OF PERIOD                                                              $     39,315,108  $   38,320,017
                                                                           ================  ==============
Undistributed net investment income (loss)                                 $      3,436,420  $     (516,689)
                                                                           ================  ==============

See Accompanying Notes to Financial Statements.

EIP Growth and Income Fund

STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

OPERATING ACTIVITIES
    Net increase in net assets from operations                             $   3,610,359
ADJUSTMENTS TO NET INCREASE IN NET ASSETS FROM OPERATIONS
    Purchase of investment securities                                        (21,046,188)
    Proceeds from disposition of investment securities                        24,414,138
    Net purchase of short-term investment securities                          (2,499,795)
    Net realized gain on investments                                          (4,350,286)
    Net realized gain on foreign currency transactions                            (1,294)
    Net change in unrealized appreciation on investments                       1,974,313
    Net change in unrealized appreciation on foreign currency transactions           104
    Net accretion of premium                                                      29,953
    Return of capital received from investments in MLPs                          465,804
    Net decrease in due to broker-variation margin on futures contracts            6,045
    Net change in swap appreciation                                              (6,556)
    Increase in investments purchased payable                                    280,356
    Increase in swap payable                                                     256,445
    Decrease in restricted cash                                                  253,674
    Decrease in prepaid expenses                                                  30,497
    Decrease in interest expense payable                                          12,809
    Decrease in dividends and interest receivable                                  9,173
    Increase in other payables                                                     5,947
    Mark-market on realized and unrealized gain/(loss) on foreign currency
    transactions                                                                   1,190
    Increase in administration fees payable                                          131
    Increase in investments sold receivable                                     (503,205)
    Decrease in professional fees payable                                        (10,727)
    Decrease in transfer agent fees payable                                       (3,239)
    Decrease in custodian fees payable                                            (2,877)
    Decrease in printing expense payable                                            (716)
    Decrease in advisory fee payable                                                (653)
                                                                           -------------
Net cash provided by operating activities                                      2,925,402
                                                                           -------------
CASH FLOWS FROM FINANCING ACTIVITIES
    Net decrease in reverse repurchase agreements                                983,302
    Proceeds from shares sold                                                     19,732
    Payment of shares redeemed                                                (2,765,000)
                                                                           -------------
Net cash used in financing activities                                        (1,761,966)
    Net increase in unrestricted cash                                          1,163,436
BEGINNING OF PERIOD                                                        $   5,003,034
                                                                           -------------
END OF PERIOD(1)                                                           $   6,166,470
                                                                           =============
Cash paid for interest expense                                             $      46,732
                                                                           =============

----------
(1) The amount represents an investment in a money market fund which for the six months ended June 30, 2011 is included in cash and cash equivalents.

See Accompanying Notes to Financial Statements.

EIP Growth and Income Fund

FINANCIAL HIGHLIGHTS                                               JUNE 30, 2011

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE SINCE THE COMMENCEMENT OF THE FUND'S OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS).

                                       SIX MONTHS
                                         ENDED            YEAR          YEAR          YEAR           YEAR         PERIOD
                                       06/30/11           ENDED         ENDED         ENDED          ENDED        ENDED
                                       (UNAUDITED)       12/31/10      12/31/09     12/31/08       12/31/07     12/31/06(a)
                                      ------------     ------------  -----------    ---------     ------------  ------------
Net asset value, beginning of period  $      13.04     $      11.43  $      6.71    $   11.22     $      10.50  $      10.00
                                      ------------     ------------  -----------    ---------     ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income/(loss)         (0.16)(b)         (0.29)(b)       (0.16)(b)     0.05(b)          0.11          0.05
    Net realized and unrealized
    gain/(loss) on investments                1.41             3.78         4.88        (3.75)            0.96          0.51
                                      ------------     ------------  -----------    ---------     ------------  ------------
    Total from investment operations          1.25             3.49         4.72        (3.70)            1.07          0.56
                                      ------------     ------------  -----------    ---------     ------------  ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS
FROM:
    Net investment income                       --            (1.88)          --        (0.19)              --         (0.06)
    Net realized gain on investments            --               --           --        (0.62)           (0.35)           --
                                      ------------     ------------  -----------    ---------     ------------  ------------
    Total from distributions                    --            (1.88)          --        (0.81)           (0.35)        (0.06)
                                      ------------     ------------  -----------    ---------     ------------  ------------
Net increase/(decrease) in net asset
value                                         1.25             1.61         4.72        (4.51)            0.72          0.50
                                      ------------     ------------  -----------    ---------     ------------  ------------
Net asset value, end of period        $      14.29     $      13.04  $     11.43    $     6.71    $      11.22  $      10.50
                                      ------------     ------------  -----------    ---------     ------------  ------------
TOTAL RETURN                                  9.59%*          30.88%       70.34%      (33.04)%          10.29%         5.62%*
                                      ============     ============  ===========    =========     ============  ============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)  $     39,315     $     38,320  $    58,983    $  87,747     $    207,261  $    119,896
Ratios of expenses to average net
assets:
    Operating expenses excluding
    interest expense                          2.96%**          2.98%        2.57%        1.54%            1.61%         2.90%**
    Operating expenses including
    interest expense                          3.27%**          3.30%        3.77%        4.30%            5.84%         6.23%**
Ratios of net investment
income/(loss) to
average net assets                           (2.29)%**       (2.27)%       (1.89)%       0.52%            0.99%         1.69%**
Portfolio turnover rate                          47%*            68%          93%          42%              24%            6%*

----------
(a)   The Fund commenced operations on August 22, 2006.

(b) Per share investment income has been calculated using the average shares method.

*     Not annualized

**    Annualized

See Accompanying Notes to Financial Statements.

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

EIP Growth and Income Fund (the "Fund") is a diversified, open-end management investment company. The Fund commenced operations on August 22, 2006. The Fund is currently the sole series of EIP Investment Trust (the "Trust"), a Delaware statutory trust. The Fund is managed by Energy Income Partners, LLC (the "Manager"). At this time, the Fund does not intend to publicly offer its shares. Fund shares are available only to certain unregistered investment companies through a "master/feeder" arrangement pursuant to Section 12(d)(1)(E) of the Investment Company Act of 1940, as amended (the "1940 Act") and certain other accredited investors.

The Fund's primary investment objective is to seek a high level of total shareholder return that is balanced between current income and growth. As a secondary objective, the Fund will seek low volatility. Under normal market conditions, the Fund's investments will be concentrated in the securities of one or more issuers conducting their principal business activities in the Energy Industry. The Energy Industry is defined as enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean between the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services. As a result, the net asset value ("NAV") of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange ("NYSE") is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter ("OTC") market, but excluding securities trading on the NASDAQ Global Market, are valued at the closing bid prices, if held long, or at the closing asked prices, if held short. Debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the "Board") in a manner that most fairly reflects market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or the Manager, acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust's Board, and in accordance with the provisions of the 1940 Act. At June 30, 2011, there were no fair valued securities.

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund's pricing service.


Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

      - Level 1 -- unadjusted quoted prices in active markets for identical assets or liabilities

      - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

      - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the values of each investment in each level as of June 30, 2011 is as follows:

                                                                      LEVEL 2        LEVEL 3
                                            TOTAL FAIR     LEVEL 1   SIGNIFICANT   SIGNIFICANT
                                             VALUE AT      QUOTED    OBSERVABLE   UNOBSERVABLE
                                             06/30/11      PRICES      INPUTS        INPUTS
                                           ------------  ----------  -----------  ------------
ASSETS
Corporate Notes and Bonds                  $  2,884,026  $       --  $ 2,884,026  $         --
Master Limited Partnerships*                 16,819,354  16,819,354           --            --
United States Common Stocks*                  7,587,903   7,587,903           --            --
Canadian Income Trusts and Common Stocks*     2,314,508   2,314,508           --            --
U.S. Government and Agency Obligations       27,319,738          --   27,319,738            --
Cash Equivalents                              6,166,470   6,166,470           --            --
Derivatives
Equity Contracts                                379,301          --      379,301            --
                                           ------------  ----------  -----------  ------------
Total                                        63,471,300  32,888,235   30,583,065            --
                                           ------------  ----------  -----------  ------------
LIABILITIES
Derivatives
Equity Contracts                                 54,883          --       54,883            --
Foreign Exchange Future Contracts               118,592     118,592           --            --
                                           ------------  ----------  -----------  ------------
Total                                      $    173,475  $  118,592  $    54,883  $         --
                                           ------------  ----------  -----------  ------------

-------------
*     See Schedule of Investments detail for industry breakout.

The Fund did not have any transfers in and out of Level 1 and Level 2 during the six months ended June 30, 2011.

The Fund held no securities or financial instruments during the six months ended June 30, 2011 which measured their fair value using Level 3 inputs.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The fair value of the Fund's reverse repurchase agreements, which qualify as financial instruments under FASB Accounting Standards Codification ("ASC") 820 "Disclosures about Fair Values of Financial Instruments", approximates the carrying amounts presented in the Schedule of Investments and Statement of Assets and Liabilities.

MLP COMMON UNITS: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

CASH AND CASH EQUIVALENTS: The Fund maintains cash in a bank deposit account that, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits. The Fund considers investments in money market funds and short-term highly liquid investments with maturities of 90 days or less (when acquired) to be cash equivalents. Cash equivalents are carried at cost. As of June 30, 2011, the Fund held $6,166,470 of PNC Bank Money Market included in cash and cash equivalents.

RESTRICTED CASH: Restricted cash includes amounts required to be segregated with the Fund's custodian or brokers as collateral for the Fund's derivatives as shown on the Schedule of Investments.

REVERSE REPURCHASE AGREEMENTS: One method by which the Fund currently incurs leverage is through the use of reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price, including an implied interest payment. During the period between the sale and the forward purchase, the Fund will continue to receive principal and interest payments on the securities sold and also have the opportunity to earn a return on the securities furnished by the counterparty. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate on its books assets in an amount at least equal to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund's investment portfolio, among others. In certain cases, the Fund may be required to sell securities with a value significantly in excess of the cash received by the Fund from the buyer. In certain reverse repurchase agreements, the buyer may require excess cover of the Fund's obligation. If the buyer files for bankruptcy or becomes insolvent, the Fund may lose the value of the securities in excess of the cash received. In addition, many reverse repurchase agreements are short-term in duration (often overnight), and the counterparty may refuse to "roll over" the agreement to the next period, in which case the Fund may temporarily lose the ability to incur leverage through the use of reverse repurchase agreements and may need to dispose of a significant portion of its assets in a short time period.

Maximum amount outstanding
during the period                     $30,600,350
Average amount outstanding
during the period*                    $28,716,126
Average shares outstanding
during the period                       2,833,521
Average debt per share outstanding
during the period                          $10.13

* The average amount outstanding during the period was calculated by adding the cash received under reverse repurchase agreements at the end of each day and dividing the sum by the number of days in the six months ended June 30, 2011.


The reverse repurchase agreements are executed daily based on the previous day's terms. The accrued interest and maturity amounts are payable at the time the reverse repurchase agreement is not renewed or the terms of the agreement are renegotiated. Interest accrues on a daily basis from the initial opening date or last interest payment date, if an interest payment has been made for the respective repurchase agreement.

Interest rates ranged from 0.25% to 1.00% during the six months ended June 30, 2011, on cash received under reverse repurchase agreements. Interest expense for the six months ended June 30, 2011 aggregated $59,541, which is included in the Statement of Operations under "Interest Expense".

SHORT SALES OF SECURITIES: The Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own (but has or may have borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund did not enter into any short sale transactions during the six months ended June 30, 2011.

                                                  ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                    ------------------------------------------  -----------------------------------------
Derivatives not accounted for           Statement of Assets                          Statement of Assets
as hedging instruments              and Liabilities Location       Fair Value    and Liabilities Location     Fair Value
                                    --------------------------  -------------   ---------------------------   -----------
                                                                                    Due from broker-
                                                                                    variation margin on
Foreign Exchange Futures Contracts         --                   $          --       futures contract          $   118,592
Equity Contracts                           Swaps                      379,301       Swaps                          54,883
                                                                -------------                                 -----------

Total                                                           $     379,301                                 $   173,475
                                                                =============                                 ===========


The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2011:

                                                                                                    CHANGE IN UNREALIZED
                                                                                                        APPRECIATION OR
                                              LOCATION OF GAIN OR          REALIZED GAIN OR (LOSS)   (DEPRECIATION) ON
Derivatives not accounted for                (LOSS) ON DERIVATIVES             ON DERIVATIVES          DERIVATIVES
as hedging instruments                        RECOGNIZED IN INCOME          RECOGNIZED IN INCOME    RECOGNIZED IN INCOME
----------------------------------  -------------------------------------  -----------------------  ---------------------
Foreign Exchange Futures Contracts  Net realized loss on futures contracts/change in unrealized
                                    appreciation/(depreciation) on
                                    futures contracts                      $              (237,674) $              (6,045)
Equity Contracts                    Net realized gain/(loss) on swap
                                    transactions/change in unrealized
                                    appreciation/(depreciation) on swap
                                    transactions                                         1,913,225                  6,556
                                                                           -----------------------  ---------------------
Total                                                                      $             1,675,551  $                 511
                                                                           =======================  =====================


DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: The following is a table summarizing the fair value of derivatives held at June 30, 2011 by primary risk exposure:

FUTURES CONTRACTS: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund's maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is long is an amount equal to the notional amount of the related contracts. During the six months ended June 30, 2011, the Fund held no futures contracts where the underlying currency is long. The Fund's maximum foreign currency exchange rate risk on those futures contracts where the underlying currency is short is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency.

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

For the six months ended June 30, 2011, the Fund's average volume of futures activity was $6,887,560 based on the quarterly notional amount. The notional amount represents the U.S. value of the contracts as of the day of the opening of the transaction.

CURRENCY HEDGING TRANSACTIONS: The Fund may engage in certain transactions intended to hedge the Fund's exposure to currency risks, including without limitation buying or selling options or futures, entering into forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivative transactions. Hedging transactions can be expensive and have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivatives instruments.

FOREIGN CURRENCY TRANSLATIONS: The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Although the net assets of the Fund are calculated using the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these foreign exchange gains or losses are included in the reported net realized and unrealized gain or loss on investments.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

SWAP AGREEMENTS: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the Energy Industry as defined in Note 1 above, to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The regulation of swaps and futures transactions in the United States is a rapidly changing area of law and is subject to modification by government and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse.

The Fund's maximum equity price risk to meet its future payments under long swap agreements outstanding as of June 30, 2011 is equal to the total notional amount as shown on the Schedule of Investments. The Fund's maximum equity price risk to meet its future payments under short swap agreements outstanding is theoretically unlimited. For the six months ended June 30, 2011, the average volume of long Total Return Equity Swaps was $16,348,006 based on the quarterly notional amount. The average volume of short Total Return Equity Swaps for the six months ended June 30, 2011, was $708,342 based on the quarterly notional amount. The notional amount represents the U.S. value of the contracts as of the day of the opening of the transaction.

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

OPTIONS CONTRACTS: The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets, as a temporary substitute for selling selected investments, to lock in the purchase price of a security or currency which it expects to purchase in the near future, as a temporary substitute for purchasing selected investments, to enhance potential gain, and for any other purpose permitted by applicable law. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, would require cash settlement by the Fund if the option is exercised.

The liability representing the Fund's obligation under an exchange-traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale on such day, the mean between the closing bid and ask prices on such day or at the most recent asked price (bid for purchased options) if no bid and asked prices are available. OTC written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged. For the six months ended June 30, 2011, the Fund did not hold any option contracts.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

DIVIDENDS AND DISTRIBUTIONS: At least annually, the Fund intends to distribute all or substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), if any, and net capital gain, if any. The tax treatment and characterization of the Fund's distributions may vary significantly from time to time because of the varied nature of the Fund's investments. The Fund will reinvest distributions in additional shares of the Fund unless a shareholder has written to request distributions, in whole or in part, in cash.

The tax character of distributions paid during the calendar year ended December 31, 2010 was as follows:

Ordinary Income          $4,887,703
Long-Term Capital Gains  $        0

There were no distributions paid during the six month period ended June 30, 2011.

The Fund is considered a nonpublicly offered regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, certain expenses of the Fund, including the management fee, are subject to special rules that can affect certain shareholders of the Fund (generally individuals and entities that compute their taxable income in the same manner as an individual). In particular, such a shareholder's pro rata portion of the affected expenses for the calendar year (but generally reduced by the Fund's net operating loss, if any, for its tax year ending within the calendar year), will be taxable to such shareholder as an additional dividend and such shareholder will be treated as having paid its pro rata share of the affected expenses itself. If such a shareholder itemizes its deductions, it generally should be entitled to take an offsetting deduction on its share of the affected expenses, subject, however, to the 2% "floor" on miscellaneous itemized deductions. These expenses will not be deductible for the purposes of calculating alternative minimum tax.

The Fund has a tax year end of June 30. As of June 30, 2011, the components of distributable earnings on a tax basis and other tax attributes were as follows:

Undistributed Ordinary Income                   $ 3,560,232
Capital Loss Carryforward                       $29,816,534
Post October Loss - Capital & Foreign Currency  $         0

Taxable income and capital gains are determined in accordance with U.S. federal income tax rules, which may differ from accounting principles generally accepted in

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Permanent book and tax accounting differences relating to the tax year ended June 30, 2011 have been reclassified to reflect an increase in undistributed net investment income of $4,395,975, an increase in accumulated net realized loss on investments of $6,227,005 and an increase in paid-in-capital of $1,831,030. These differences are primarily due to passive loss limitations, pass through taxable income from investments and swap character reclasses. Net assets were not affected by this reclassification.

CAPITAL LOSS CARRYFORWARD: As of June 30, 2011, the following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF EXPIRATION
2017                       2018        TOTAL
---------------------  -----------  -----------
$10,173,767            $19,642,767  $29,816,534

During the tax year ended June 30, 2011, the Fund utilized $560,016 capital loss carryforwards expiring in 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in its taxable year ending June 30, 2012 or subsequent taxable years for an unlimited period until fully utilized. Any post-enactment net capital losses incurred during those future years will be required to be utilized prior to any net capital losses incurred by the Fund in pre-enactment taxable years (i.e., the taxable year ended June 30, 2011 and earlier taxable years); the Fund's pre-enactment net capital losses are set forth above. This ordering rule increases the likelihood that pre-enactment net capital losses expiring pursuant to the schedule set forth above will expire unused. Additionally, post-enactment net capital losses that are carried forward indefinitely will retain their character as either short-term or long-term capital losses, instead of automatically being treated as short-term, irrespective of the character of the original losses, as under pre-enactment law.

FEDERAL INCOME TAX: The Fund intends to qualify each year for taxation as a RIC eligible for treatment under the provisions of Subchapter M of the Code. If the Fund so qualifies and satisfies certain distribution requirements, the Fund will not be subject to federal income tax on income and gains distributed in a timely manner to its shareholders in the form of dividends or capital gain dividends.

As of June 30, 2011, the cost of securities and gross unrealized appreciation and depreciation for all securities on a tax basis was as follows:

Total Cost of Investments       $51,068,491
Gross Unrealized Appreciation
on Investments                  $ 5,993,401
Gross Unrealized Depreciation
on Investments                  $  (136,363)
                                -----------
Net Unrealized Appreciation
on Investments                  $ 5,857,038
                                ===========

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements.

The Fund files U.S. federal and Connecticut state tax returns. No income tax returns are currently under examination. The Fund's U.S. federal tax returns and Connecticut state tax returns remain open for examination for the tax years ended June 30, 2011, June 30, 2010, June 30, 2009 and June 30, 2008.

EXPENSES: The Fund will pay all of its own expenses incurred in its operations.

RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. For interim and annual reporting periods beginning after December 15, 2009, entities are currently required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

In May 2011, FASB issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common-requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

3. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an investment advisory agreement, Energy Income Partners, LLC, serves as the Fund's investment manager with responsibility for the management of the Fund's investment portfolio, subject to the supervision of the Board of Trustees of the Trust. For providing such services, the Fund pays to the Manager a fee, computed and paid monthly at the annual rate of 1% of the average daily net assets of the Fund.

Prior to August 15, 2011, PFPC Trust Company served as custodian for the Fund and has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. Effective August 15, 2011, the Bank of New York Mellon began serving as custodian to the Fund.

BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon") serves as the transfer agent, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.

BNY Mellon also provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement. For administrative and accounting services, the Fund pays BNY Mellon a fee equal to 0.07% of the Fund's first $250 million of average gross assets, 0.05% of the Fund's next $200 million of average gross assets and 0.03% of the Fund's average gross assets in excess of $450 million, on a monthly basis, in addition to certain out-of-pocket expenses. The Fund is currently paying the minimum fee of $100,000/year ($8,333/month). For regulatory administration services, the Fund pays BNY Mellon a fee equal to 0.03% of the Fund's first $250 million of average gross assets and 0.02% of the Fund's average gross assets in excess of $250 million, on a monthly basis, in addition to certain other fees and expenses. The Fund is currently paying the minimum fee of $50,000/year ($4,167/month). The Fund does not charge any sales load or fees pursuant to Rule 12b-1 of the 1940 Act. Currently, the Fund offers only a single class of shares. The Fund is self-distributed and does not have a principal underwriter or private placement agent.

The Fund pays each member of the Board of Trustees who is not an "interested person" as defined in Section 2(a)(19) of the 1940 Act ("Disinterested Trustees") an annual retainer fee of $25,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. Additional fees of $1,250 and $400 are paid to Disinterested Trustees for special in-person board or non-regular committee meetings and special telephonic board or non-regular committee meetings, respectively.

4. PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities for the six months ended June 30, 2011 were as follows:

                               PURCHASES      SALES
                              -----------  -----------
U.S. Government Securities    $12,015,989  $ 8,490,000
Other Investment Securities     9,030,199   15,924,138

5. SHARES OF BENEFICIAL INTEREST

The Trust has authorized capital of unlimited shares of beneficial interest with a par value of $0.01 which may be issued in more than one class or series. Currently, the Fund is the only series of the Trust and the Fund currently offers one class of shares.

Share transactions were as follows:

                                    SIX MONTHS ENDED
                                     JUNE 30, 2011
                                ----------------------
                                 SHARES       AMOUNT
                                --------   -----------
Shares sold                        1,438   $    19,732
Shares issued as reinvestment
of distribution                       --            --
Shares redeemed                 (188,963)   (2,635,000)
                                --------   -----------
Total net decrease from Fund
share transactions              (187,525)  $(2,615,268)
                                ========   ===========

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

                                         YEAR ENDED
                                     DECEMBER 31, 2010
                                -------------------------
                                   SHARES      AMOUNT
                                -----------  ------------
Shares sold                         348,213  $  4,500,000
Shares issued as reinvestment
of distribution                     344,936     4,397,946
Shares redeemed                  (2,913,654)  (34,248,605)
                                -----------  ------------
Total net decrease from Fund
share transactions               (2,220,505) $(25,350,659)
                                ===========  ============

6. INDUSTRY CONCENTRATION AND OTHER RISK FACTORS

The Fund's investments are concentrated in the Energy Industry and are likely to present more risks than a fund that is broadly invested in a number of different industries.

The Fund may invest in securities denominated or quoted in foreign currencies and therefore changes in the exchange rate between the U.S. dollar and such foreign currencies will affect the U.S. dollar value of these securities and the unrealized appreciation or depreciation of these investments. The Fund may hedge against certain currency risk by, among other techniques, buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions has risks and may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

   The Fund may transact in various financial instruments including futures contracts, swap contracts and options. With these financial instruments, the Fund is exposed to market risk in excess of the amounts recorded in the statement of assets and liabilities. Further, the Fund is exposed to credit risk from potential counterparty non-performance. At the statement of assets and liabilities date, credit risk is limited to amounts recorded in the statement of assets and liabilities.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

COUNTERPARTY RISK

Some of the markets in which the Fund effects its transactions are "over-the-counter" markets. The participants in such markets are typically not subject to credit evaluation and regulatory oversight as are members of "exchange based" markets. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such "counterparty risk" is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or where the Fund has concentrated its transactions with a single or small group of counterparties. The Manager is not restricted from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties, the lack of any meaningful and independent evaluation of such counterparties' financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. Please see the Private Placement Memorandum and the Statement of Additional Information of the Fund for further information.

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

Effective August 15, 2011, The Bank of New York Mellon succeeded PFPC Trust Company as custodian to the Fund.

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

ADDITIONAL INFORMATION (UNAUDITED)

FORM N-Q: The Trust files complete Portfolio of Investments for the Fund with the SEC for the Trust's first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov and are available for review and copying at the SEC's Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

PROXY VOTING: The Fund's Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust's Statement of Additional Information, and are also available (i) upon request, without charge, by calling collect 1-203-349-8323 or (ii) on the SEC's website at www.sec.gov.

The Fund's Proxy Voting Record for the most recent twelve month period ended June 30 (which is filed by August 31 of each year) is available (i) upon request, without charge, by calling collect 1-203-349-8323 or (ii) on the SEC's website at www.sec.gov.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

The Board of Trustees, including each of the Independent Trustees, considered and approved the continuation of the Investment Advisory Agreement (the "Agreement") between the Trust, on behalf of the Fund, and the Manager at an in-person meeting held on May 24, 2011.

In arriving at their decision to approve the Agreement, the Trustees met with representatives of the Manager, including relevant investment advisory personnel, and reviewed information prepared by the Manager and materials provided by counsel to the Trust.

As part of their review, the Trustees examined the Manager's ability to provide high quality investment management services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Manager; the experience of its key advisory personnel responsible for management of the Fund; the ability of the Manager to attract and retain capable research and advisory personnel and the Manager's costs associated with retaining such personnel; the capability of the Manager's senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the nature, cost, scope and quality of the Manager's services under the Agreement, including with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also considered conditions that might affect the Manager's ability to provide high quality services to the Fund in the future under the Agreement, including the Manager's business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Manager's investment process, research capabilities and philosophy remain well suited to the Fund given the Fund's investment objectives and policies, and that the Manager would be able to meet any reasonably foreseeable obligations under the Agreement.

As a further part of their review, the Trustees reviewed information regarding the performance of the Fund. That review included an examination of comparisons of the performance of the Fund to two relevant securities indices and funds with investment strategies similar, although not identical, to that of the Fund ("peer funds") for various periods.

The Trustees also considered the management fees paid by the Fund under the Agreement and the total expenses for the Fund. They reviewed information concerning the management fee paid to the Manager by a peer fund that is a private investment fund. The Trustees noted that the management fee paid by the Fund is lower than the fee paid to the Manager by the private investment fund. The Manager informed the Trustees that the management fee paid by the Fund is the same as the management fee paid to the Manager by a peer fund that is a closed-end registered investment company. The Trustees also reviewed information concerning the management fee paid to the Manager under separate account arrangements. The Manager informed the Trustees that the management fee paid by the Fund generally is the same or higher than the management fee paid to the Manager under the separate account arrangements. The Manager noted that the Manager provides more services to the Fund than it does to the separate accounts because the Manager has to conform to more burdensome regulatory and legal requirements, which makes the Fund more costly to administer than the separate accounts. The Trustees also reviewed information concerning management fees paid to other investment managers of peer funds. The Trustees noted that the management fees paid to the investment managers of the other peer funds reviewed were generally higher than the management fee paid to the Manager by the Fund.

The Trustees also reviewed the expenses expected to be incurred by the Fund in 2011 and compared the total expense ratio of the Fund in 2010 against the total expense ratio of peer funds for the same period. Based on the information provided, the Trustees concluded that the management fees and total expenses were reasonable.

As a further part of their review, the Trustees considered information about the profitability of the Fund to the Manager. Based on the information provided, the Trustees

EIP Growth and Income Fund

                                                                   JUNE 30, 2011

ADDITIONAL INFORMATION (UNAUDITED) -- CONTINUED

concluded that the profitability of the Fund to the Manager was reasonable. The Trustees also evaluated the benefits of the advisory relationship to the Manager, including, among others, the direct and indirect benefits that the Manager may receive from its relationship with the Fund, including any so-called "fallout benefits" to the Manager, such as "soft dollar" credits the Adviser receives from directing brokerage commissions to certain brokers. The Trustees concluded that the benefits to the Manager from these "soft dollar" credits were reasonable and that the Fund also benefited from them.

Finally, the Trustees considered the extent to which economies of scale might be realized by the Manager if the assets of the Fund were to grow and concluded that they would monitor any asset growth of the Fund and revisit the issue, including to consider the appropriateness of implementing fee breakpoints, as necessary.

In its deliberations with respect to these matters, the full Board, including the Independent Trustees, was advised by counsel for the Trust. The Independent Trustees considered the Agreement in executive session, as well as with the full Board. The Trustees weighed the foregoing matters in light of the advice given by the Trust's counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreement, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services provided by the Manager; that the fees to be paid to the Manager under the Agreement were fair and reasonable, given the scope and quality of the services rendered by the Manager; and that approval of the Agreement was in the best interest of the Trust and its shareholders.

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, which you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Incurred During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given in the first line under the heading entitled "Expenses Incurred During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees. The Fund does not charge any sales loads or redemption fees but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EIP Growth and Income Fund

                                 JUNE 30, 2011

ADDITIONAL INFORMATION (UNAUDITED) -- CONTINUED

                                                 EXPENSE
                         BEGINNING    ENDING   RATIO(1)(2)  EXPENSES
                          ACCOUNT    ACCOUNT    INCLUDING   INCURRED
                           VALUE      VALUE     INTEREST     DURING
                         01/01/11    06/30/11    EXPENSE    PERIOD(3)
                         ---------  ---------  ----------  ----------
Actual Fund Return       $1,000.00  $1,095.90        3.27% $   16.99
Hypothetical 5% Return   $1,000.00  $1,008.58        3.27% $   16.29

(1)   Annualized, based on the Fund's most recent fiscal expenses.

(2) Expense ratio includes interest expense. If interest expense were not included, the Fund's expense ratio would be 2.96%, and would result in the following expenses:

                                                EXPENSE
                         BEGINNING   ENDING     RATIO(1)    EXPENSES
                          ACCOUNT    ACCOUNT   EXCLUDING    INCURRED
                           VALUE      VALUE     INTEREST     DURING
                         01/01/11   06/30/11    EXPENSE     PERIOD(3)
                         ---------  ---------  ----------  ----------
Actual Fund Return       $1,000.00  $1,095.90      2.96%   $    15.38
Hypothetical 5% Return   $1,000.00  $1,010.12      2.96%   $    14.75

(3) Expenses are equal to the Fund's annualized expense ratio, as indicated, multiplied by the average account value over the period, multiplied by 181 days in the most recent fiscal half-year or applicable period, then divided by 365.

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

EIP Growth and Income Fund

        ADVISER

        Energy Income Partners, LLC
        49 Riverside Avenue
        Westport, CT 06880

        SHAREHOLDER SERVICES

        BNY Mellon Investment Servicing (US) Inc.
        760 Moore Road
        King of Prussia, PA 19406

        OFFICERS

        James J. Murchie, President
        Linda Longville, Treasurer and Principal
         Financial and Accounting Officer
        Eva Pao, Chief Legal Officer, Chief
         Compliance Officer and Anti-Money
         Laundering Compliance Officer
        Jennifer Rogers, Secretary

        CUSTODIAN

        The Bank of New York Mellon
        One Wall Street
        New York, NY 10286

        LEGAL COUNSEL

        Ropes & Gray LLP
        Prudential Tower, 800 Boylston Street
        Boston, MA 02199-3600

        INDEPENDENT REGISTERED
        PUBLIC ACCOUNTING FIRM

        Deloitte & Touche LLP
        1700 Market Street
        Philadelphia, PA 19103

                                     (EIP LOGO)

                           EIP Growth and Income Fund

                               49 Riverside Avenue
                               Westport, CT 06880
                                  203.349.8232

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) EIP Investment Trust's (the "Registrant") principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3) Not applicable.

      (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              EIP Investment Trust

By (Signature and Title)  /s/ James Murchie
                          --------------------------------------
                          James Murchie, President
                          (principal executive officer)

Date 8/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James Murchie
                          ------------------------------------------------------
                          James Murchie, President
                          (principal executive officer)

Date 8/22/11

By (Signature and Title)  /s/ Linda Longville
                          ------------------------------------------------------
                          Linda Longville, Treasurer and Principal Financial and Accounting Officer
                          (principal financial officer)

Date 8/22/11